Stockholders' Equity (Narrative) (Details) - USD ($)			1 Months Ended			12 Months Ended
	Jun. 04, 2018	Mar. 12, 2018	Dec. 31, 2019	Feb. 27, 2018	Dec. 22, 2017	Dec. 31, 2019	Dec. 31, 2018	Nov. 08, 2019	Feb. 28, 2018	Dec. 21, 2017
Class of Stock [Line Items]
Common Stock, shares authorized upon the completion of the IPO			225,000,000			225,000,000	225,000,000
Stock issued			500,000			500,000
Common stock, par value			$ 0.001			$ 0.001	$ 0.001
Common share issued	400,000	2,445,557	114,034,451			114,034,451	109,897,526
Total proceeds	$ 200,000	$ 1,100,000	$ 200,000			$ 185,000	$ 2,781,000
Lincoln Park Capital Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock, par value								$ 0.001
Value of right to sell number of shares								$ 20,000,000
Right to sell number of shares								100,000
Threshold prices but not to exceed in total proceeds								$ 750,000
Percentage of beneficially owning more than common stock outstanding								4.99%
Common share issued								706,592
Total proceeds			$ 186,000
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, shares authorized upon the completion of the IPO									225,000,000
Preferred Stock [Member]
Class of Stock [Line Items]
Common Stock, shares authorized upon the completion of the IPO									25,000,000
Nomis Bay [Member]
Class of Stock [Line Items]
Term loan				$ 18,400,000						$ 3,000,000
Percentage owned				70.00%
Claims advances				$ 100,000
Accrued interest and fees				8,500,000
Legal fees and expenses				300,000
Common stock held				$ 33,573,530
Percentage of outstanding common stock				31.40%
New Lender Shares [Member]
Class of Stock [Line Items]
Stock issued				59,786,848
Madison [Member]
Class of Stock [Line Items]
Percentage owned				30.00%
New Black Horse Shares [Member]
Class of Stock [Line Items]
Term loan				$ 9,900,000
Stock issued				32,028,669
Total consideration				$ 3,000,000
Common stock held				$ 66,870,851
Percentage of outstanding common stock				62.60%
Bridge Loan [Member]
Class of Stock [Line Items]
Total consideration					$ 1,500,000